INVENTORIES - Summary (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
INVENTORIES
Finished products	R$ 7,942,003	R$ 7,209,379
Work in progress	4,480,989	3,453,948
Raw materials	3,257,362	3,994,655
Storeroom supplies	1,349,130	1,061,666
Imports in transit	835,598	1,145,215
Allowance for adjustments to net realizable value	(47,497)	(3,375)
Total Inventories	R$ 17,817,585	R$ 16,861,488